LEASE - Summary of future minimum payment under non-cancelable operating leases (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	¥ 206,362
2022	217,978
2023	194,381
2024	178,226
2025	99,170
2026 and thereafter	36,950
Less: imputed interest	(136,302)
Total	¥ 796,765